Share option plans	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share option plans

10. Share option plans

In December 2013, the Company adopted the 2013 Incentive Option Plan (the "2013 Plan"), which provided for the grant of incentive Ordinary share options and nonqualified Ordinary share options to employees, directors, and non-employees of the Company. As of December 31, 2018, the 2013 Plan included a total of 83,649 options to purchase Ordinary shares. Option awards generally expire 10 years from the grant date and generally vest over four years; however, vesting conditions can vary at the discretion of the Company's board of directors (the "Board").

The fair value of each Ordinary share option issued was estimated at the date of grant using the following weighted-average assumptions:

	Year ended December 31,
	2018	2017	2016
Risk-free interest rate	-	-	1.2%-2.1%
Expected option term (years)	-	-	5.0-7.0
Expected price volatility	-	-	79.3%-90.6%
Dividend yield	-	-	0%

A summary of option activity as of December 31, 2018, and the year then ended is presented below:

			Weighted-
			Average
		Weighted-	Remaining
	Number of	Average	Contractual
	Stock Options	Exercise Price	Term (Years)
Outstanding, January 1, 2018	34,181	$99.20	7.76
Exercised	(2,090)	-	-
Forfeited/Expired	(16,591)	$120.07	-
Outstanding, December 31, 2018	15,500	$90.16	2.69
Exercisable, December 31, 2018	15,500	$90.16	2.69

Outstanding, January 1, 2017	66,295	$136.44	7.74
Exercised	(7,988)	-	-
Forfeited/Expired	(24,126)	$292.61	-
Outstanding, December 31, 2017	34,181	$99.20	7.76
Exercisable, December 31, 2017	25,552	$93.94	7.58

In 2018 and 2017 The Company did not grant any options.

As of December 31, 2018, there was $0 of unrecognized compensation costs related to share options.

The aggregate intrinsic values of the outstanding options as of December 31, 2018 and 2017 were $0 and $38.

Share-based compensation expense is classified in the consolidated statements of operations as follows:

	December 31,
	2018	2017	2016
	U.S. dollars in thousands
Research and development expenses	$(255)	$198	$531
Pre-commercialization expenses	-	(11)	(147)
General and administrative expenses	(44)	221	316
	$(299)	$408	$700

During 2018, 2017 and 2016, 16,591, 24,126 and 137,517 share options, respectively, were forfeited, primarily as result of workforce reductions discussed in Note 13. As a result, $359, $144 and $1,424 of previously recognized share-based compensation expenses were reversed in the years ended December 31, 2018, 2017 and 2016, respectively.